FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2090

December 30, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 333-188521/811-22842 Post-Effective Amendment ("PEA") No. 7

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 7 to the Registrant's currently effective Registration Statement on Form N-1A (the "Amendment") related to the CVR Dynamic Allocation Fund (the "Fund"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the staff of the Commission regarding the Fund's prospectus and statement of additional information ("SAI") filed in the Trust's Post-Effective Amendment No. 3 on October 10, 2013 and (2) make other non-material changes to the Fund's prospectus and SAI.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2075 or by email at david.faherty@atlanticfundservices.com.

Sincerely,

/s/ David Faherty

David Faherty

Attachments